WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SCHEDULE OF WARRANT ACTIVITY

A summary of the warrant activity for the nine months ended September 30, 2022 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2021	2,752,941	$19.77	4.86	$11,650
Granted	7,042,525
Exercised	-
Canceled/Exchanged	(6,418)
Outstanding at September 30, 2022	9,789,048	$5.73	4.38	$1,343
Exercisable at September 30, 2022	9,789,048	$5.73	4.38	$1,343

A summary of the warrant activity for the years ended December 31, 2021 and 2020 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2019	11,141,255	$0.795	2.96	$8,791,956
Granted	46,478,847	$0.12
Exercised	-
Canceled/Exchanged	(49,216,499)	$0.12
Outstanding at December 31, 2020	8,403,603	$0.327	2.04	$14,804,944
Granted	2,714,351	$19.50
Exercised	-
Canceled/Exchanged	(8,365,013)	$0.15
Outstanding at December 31, 2021	2,752,941	$19.77	4.86	$11,650
Exercisable at December 31, 2021	2,752,941	$19.77	4.86	$11,650

SCHEDULE OF WARRANT EXERCISABLE

Exercise Price	Warrants Outstanding	Weighted Avg. Remaining Life	Warrants Exercisable
$0.12	834	0.33	834
5.50 – 7.82	9,756,876	4.39	9,756,876
22.50 – 60.00	30,921	0.22	30,921
120.00	417	0.25	417
	9,789,048	4.38	9,789,048

SCHEDULE OF STOCK OUTSTANDING AND EXERCISABLE

Exercise Price	Number of Options	Remaining Life In Years	Number of Options Exercisable
$30.00-75.00	44,368	5.51	44,368
75.01-150.00	6,426	4.51	6,426
150.01-225.00	6,079	3.93	6,079
225.01-300.00	33,133	3.96	33,133
300.01-600.00	2,110	3.86	2,110
	92,116		92,116

Warrant [Member]
SCHEDULE OF STOCK OUTSTANDING AND EXERCISABLE

Exercise Price	Warrants Outstanding	Weighted Avg. Remaining Life	Warrants Exercisable
$0.12	834	1.08	834
19.50	2,714,351	4.92	2,714,351
22.50 – 60.00	37,339	0.91	37,339
120.00	417	0.99	417
	2,752,941	4.86	2,752,941